Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Contingencies (Tables) [Abstract]
Claims with probable chance of loss and arising from business combinations

23.1         Claims with probable chance of loss and claims arising from business combinations with possible loss

		2017	2016
Labor claims	(a)	255,938	207,827

Tax claims	(b)
Normal operations
IR and CSL		17,313	11,462
PIS and COFINS	(ii)	155,681	204,516
ICMS	(iv)	76,342	39,604
Other tax claims		8,985	19,586
		258,321	275,168

Business Combination
IR and CSL		50,051	45,656
PIS and COFINS	(iii)	56,135	51,052
ICMS - interstate purchases	(i)	263,538	239,450
		369,724	336,158

Corporate claims	(c)	135,779	105,175

Civil claims and other		72,883	60,909

		1,092,645	985,237

Changes of claims with probable chance of loss

(d)             Changes of claims with probable chance of loss

			Corporate	Civil claism
	Labor claims	Tax claims	claims	and other	Total

December 31, 2016	207,827	611,326	105,175	60,909	985,237

Additions, inflation adjustments and exchange variation, net	164,962	177,314	169,683	20,257	532,216
Write-offs through usage and payments	(115,497)	(130,596)	(170,432)	(8,283)	(424,808)

December 31, 2017	257,292	658,044	104,426	72,883	1,092,645

Schedule of balance of contingent liabilities

The balance of contingent liabilities as of December 31, 2017 and 2016 is as follows:

	Consolidated
	2017	2016

Tax claims	6,048,462	6,307,214
Labor claims	812,400	580,623
Civil claims	693,188	494,965
Social security tax claims	91,824	122,941
Other lawsuits	285,944	43,356
Total	7,931,818	7,549,099